Provisions and other current liabilities - Accruals for deductions from revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of Accruals for Deductions from Revenue [Roll Forward]
January 1	$ 386	$ 264	$ 217
Additions	1,235	878	677
Impact of business combination	0	86	0
Payments/utilizations	(1,218)	(829)	(619)
Changes in offset against gross trade receivables	(8)	(3)	(5)
Currency translation effects	(1)	(10)	(6)
December 31	$ 394	$ 386	$ 264